POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Disclosure of defined benefit plans actuarial assumptions and contributions
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2019	2018

Employer contribution	179	148
Employee contribution	36	39

Total contribution	215	187

Principal actuarial assumptions

	2019	2018
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	3.2%	3.9%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CIA Private with CPM B Scale	CIA Private with CPM B scale
Pension expense
Discount rate	3.9%	3.7%
Rate of compensation increase	1.0% to 4.5%, based on employee age	3.0%
Mortality rate	CIA Private with CPM B Scale	CIA Private with CPM B scale

Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded plans.

		As at December 31
(In millions of dollars)	Note	2019	2018

Plan assets, at fair value		2,449	1,965
Accrued benefit obligations		(2,900)	(2,330)

Net deferred pension liability		(451)	(365)

Consists of:
Deferred pension asset		14	8
Deferred pension liability	22	(465)	(373)

Net deferred pension liability		(451)	(365)

Disclosure of sensitivity of key assumptions
Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2019	2018

Discount rate
Impact of 0.5% increase	(233)	(196)
Impact of 0.5% decrease	266	224

Rate of future compensation increase
Impact of 0.25% increase	17	16
Impact of 0.25% decrease	(17)	(16)

Mortality rate
Impact of 1 year increase	61	47
Impact of 1 year decrease	(64)	(50)

Disclosure of net defined benefit liability (asset)
Below is a summary of our net pension expense. Net interest cost is included in finance costs; other pension expenses are included in salaries and benefits expense in operating costs on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2019	2018

Plan cost:
Current service cost	121	143
Past service recovery	(21)	(43)
Net interest cost	8	12

Net pension expense	108	112
Administrative expense	4	4

Total pension cost recognized in net income	112	116

Net interest cost, a component of the plan cost above, is included in finance costs and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2019	2018

Interest income on plan assets	(81)	(73)
Interest cost on plan obligation	89	85

Net interest cost, recognized in finance costs	8	12

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2019	2018

Return (loss) on plan assets (excluding interest income)	277	(114)
Change in financial assumptions	(401)	158
Change in demographic assumptions	—	(10)
Effect of experience adjustments	(30)	20

Remeasurement (loss) gain, recognized in other comprehensive income and equity	(154)	54

We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2019	2018

Accrued benefit obligation, beginning of year	67	66
Pension expense, recognized in employee salaries and benefits expense	2	2
Net interest cost, recognized in finance costs	3	2
Remeasurements, recognized in other comprehensive income	5	1
Benefits paid	(4)	(4)

Accrued benefit obligation, end of year	73	67

Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2019	2018

Plan assets, beginning of year	1,965	1,890
Interest income	81	73
Remeasurements, recognized in other comprehensive income and equity	277	(114)
Contributions by employees	36	39
Contributions by employer	179	148
Benefits paid	(86)	(68)
Administrative expenses paid from plan assets	(3)	(3)

Plan assets, end of year	2,449	1,965

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2019	2018

Accrued benefit obligations, beginning of year	2,330	2,342
Current service cost	121	143
Past service recovery	(21)	(43)
Interest cost	89	85
Benefits paid	(86)	(68)
Contributions by employees	36	39
Remeasurements, recognized in other comprehensive income and equity	431	(168)

Accrued benefit obligations, end of year	2,900	2,330

Disclosure of fair value of plan assets
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2019	2018

Equity securities:
Domestic	12.0%	11.8%	8% to 18%
International	48.1%	46.7%	37% to 67%
Debt securities	39.5%	41.2%	25% to 45%
Other - cash	0.4%	0.3%	0% to 2%

Total	100.0%	100.0%

Plan assets are comprised mainly of pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2019	2018

Equity securities	1,472	1,149
Debt securities	967	810
Other - cash	10	6

Total fair value of plan assets	2,449	1,965